Vanguard Growth and Income Fund

Schedule of Investments (unaudited)
As of December 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (97.4%)1
Communication Services (9.2%)
*	Facebook Inc. Class A	1,012,518	207,819
*	Alphabet Inc. Class A	147,753	197,899
	Verizon Communications Inc.	2,529,704	155,324
*	Alphabet Inc. Class C	96,912	129,573
	AT&T Inc.	2,305,730	90,108
	Comcast Corp. Class A	1,454,815	65,423
	Walt Disney Co.	351,605	50,853
*	Take-Two Interactive Software Inc.	272,852	33,405
*	Charter Communications Inc. Class A	53,130	25,772
*,^ Discovery Inc. Series A		627,463	20,543
*	Electronic Arts Inc.	179,540	19,302
	CenturyLink Inc.	1,425,708	18,834
*	Discovery Inc. Series C	446,704	13,620
	Interpublic Group of Cos. Inc.	541,770	12,515
*	Twitter Inc.	385,100	12,342
	Activision Blizzard Inc.	130,228	7,738
	News Corp. Class A	467,200	6,606
*	Altice USA Inc. Class A	128,900	3,524
	TripAdvisor Inc.	111,610	3,391
	News Corp. Class B	216,140	3,136
	ViacomCBS Inc. Class B	73,705	3,093
*	Netflix Inc.	9,099	2,944
	Fox Corp. Class A	67,200	2,491
	Fox Corp. Class B	60,900	2,217
*	Liberty Media Corp-Liberty SiriusXM Class C	42,406	2,041
*	Yelp Inc. Class A	55,356	1,928
*	Pinterest Inc. Class A	89,100	1,661
*	Liberty Media Corp-Liberty SiriusXM Class A	26,500	1,281
*	DISH Network Corp. Class A	24,300	862
*	Match Group Inc.	9,100	747
*	Snap Inc.	34,900	570
*	SINA Corp.	10,565	422
*	Intelsat SA	47,300	333
*	GCI Liberty Inc. Class A	4,400	312
	Telephone & Data Systems Inc.	8,200	209
	Omnicom Group Inc.	2,289	185
*	Spotify Technology SA	1,000	150
	Cable One Inc.	100	149
*	Zynga Inc. Class A	23,800	146
	Sinclair Broadcast Group Inc. Class A	4,200	140
*	Yandex NV Class A	3,000	131
*	Glu Mobile Inc.	21,300	129
*	Anterix Inc.	2,816	122
*,^ Eros International plc		34,700	118
*	Care.com Inc.	6,793	102
	Emerald Expositions Events Inc.	9,324	98
*	Lions Gate Entertainment Corp. Class B	9,900	98
	Manchester United plc Class A	2,964	59
*	Sciplay Corp. Class A	4,201	52

*	Central European Media Enterprises Ltd. Class A	10,600	48
*	Rosetta Stone Inc.	2,421	44
*	Liberty TripAdvisor Holdings Inc. Class A	5,800	43
*	DHI Group Inc.	13,100	39
*	IMAX Corp.	1,861	38
*	Liberty Media Corp-Liberty Formula One	800	37
*	TrueCar Inc.	5,500	26
*	United States Cellular Corp.	700	25
*	IAC/InterActiveCorp	100	25
	Entravision Communications Corp. Class A	9,400	25
*	Eventbrite Inc. Class A	1,200	24
*,^ Globalstar Inc.		43,670	23
*	Fluent Inc.	8,156	20
*	IDT Corp. Class B	2,800	20
*	Cargurus Inc.	520	18
*	Roku Inc.	100	13
*	ORBCOMM Inc.	3,100	13
*	Liberty Broadband Corp.	100	13
*	T-Mobile US Inc.	100	8
*	Live Nation Entertainment Inc.	100	7
*	Vonage Holdings Corp.	900	7
*	Hemisphere Media Group Inc. Class A	371	6
	John Wiley & Sons Inc. Class A	100	5
*	Zillow Group Inc. Class A	100	5
	Shenandoah Telecommunications Co.	100	4
*	Liberty Global plc Class A	100	2
*	Lions Gate Entertainment Corp. Class A	200	2
	Gannett Co. Inc.	208	1
*	Ooma Inc.	100	1
*	MDC Partners Inc. Class A	416	1
*	Clear Channel Outdoor Holdings Inc.	300	1
*	ANGI Homeservices Inc. Class A	26	—
			1,101,061
Consumer Discretionary (11.0%)
*	Amazon.com Inc.	159,049	293,897
	Home Depot Inc.	550,594	120,239
	Starbucks Corp.	1,006,475	88,489
	Target Corp.	526,766	67,537
*	Booking Holdings Inc.	32,120	65,966
	TJX Cos. Inc.	985,610	60,181
	Lowe's Cos. Inc.	353,084	42,285
*	AutoZone Inc.	35,476	42,263
	H&R Block Inc.	1,619,600	38,028
	Garmin Ltd.	388,908	37,942
	McDonald's Corp.	173,145	34,215
	eBay Inc.	905,587	32,701
	Yum! Brands Inc.	321,815	32,416
	NIKE Inc. Class B	280,420	28,409
	Newell Brands Inc.	1,453,768	27,941
	PulteGroup Inc.	684,056	26,541
	Whirlpool Corp.	148,499	21,908
	Carnival Corp.	411,793	20,931
*	NVR Inc.	5,463	20,805
	General Motors Co.	546,502	20,002
	Expedia Group Inc.	180,517	19,521
	Darden Restaurants Inc.	153,008	16,679
	Royal Caribbean Cruises Ltd.	123,240	16,454

Ross Stores Inc.	80,600	9,383
Best Buy Co. Inc.	94,571	8,303
Lennar Corp. Class A	140,680	7,849
Dollar General Corp.	49,380	7,702
Hilton Worldwide Holdings Inc.	61,170	6,784
* O'Reilly Automotive Inc.	15,300	6,705
Tractor Supply Co.	66,310	6,196
* LKQ Corp.	172,245	6,149
* Norwegian Cruise Line Holdings Ltd.	101,981	5,957
Advance Auto Parts Inc.	36,630	5,867
VF Corp.	49,700	4,953
L Brands Inc.	264,050	4,785
* Ulta Beauty Inc.	16,400	4,152
BorgWarner Inc.	92,100	3,995
Las Vegas Sands Corp.	57,300	3,956
* Under Armour Inc. Class A	170,500	3,683
DR Horton Inc.	69,580	3,670
Tapestry Inc.	130,000	3,506
Goodyear Tire & Rubber Co.	200,900	3,125
* Under Armour Inc. Class C	156,595	3,003
Wyndham Hotels & Resorts Inc.	40,300	2,531
Restaurant Brands International Inc.	39,300	2,506
* Capri Holdings Ltd.	62,400	2,381
* Stamps.com Inc.	28,100	2,347
* Mohawk Industries Inc.	15,270	2,083
Foot Locker Inc.	50,680	1,976
* Chipotle Mexican Grill Inc. Class A	2,240	1,875
* WW International Inc.	40,700	1,555
Kohl's Corp.	30,200	1,539
* Dollar Tree Inc.	12,400	1,166
Dick's Sporting Goods Inc.	23,551	1,166
* Hibbett Sports Inc.	39,900	1,119
* Sleep Number Corp.	21,716	1,069
Leggett & Platt Inc.	20,640	1,049
* Sonos Inc.	59,000	922
* ServiceMaster Global Holdings Inc.	23,000	889
Aptiv plc	9,300	883
* CarMax Inc.	9,200	807
* Fossil Group Inc.	98,836	779
Strategic Education Inc.	4,800	763
* Delphi Technologies plc	55,700	715
Hyatt Hotels Corp. Class A	7,900	709
Genuine Parts Co.	6,500	690
Gentex Corp.	23,300	675
* Etsy Inc.	13,900	616
* Career Education Corp.	33,200	611
La-Z-Boy Inc.	17,900	563
* Groupon Inc. Class A	188,600	451
* K12 Inc.	22,012	448
* Crocs Inc.	10,458	438
* GoPro Inc. Class A	87,900	381
Ford Motor Co.	34,700	323
Abercrombie & Fitch Co.	17,700	306
* Shutterstock Inc.	7,100	304
^ GameStop Corp. Class A	46,000	280
Fiat Chrysler Automobiles NV	19,000	279
MGM Resorts International	7,800	260

* frontdoor Inc.	4,500	213
Ralph Lauren Corp. Class A	1,590	186
Buckle Inc.	6,308	171
Polaris Inc.	1,500	153
* American Outdoor Brands Corp.	15,900	148
Kontoor Brands Inc.	3,300	139
Rent-A-Center Inc.	4,800	138
* Laureate Education Inc. Class A	7,600	134
* Nautilus Inc.	74,500	130
* Carvana Co. Class A	1,400	129
Core-Mark Holding Co. Inc.	4,500	122
* Despegar.com Corp.	8,300	112
Signet Jewelers Ltd.	4,900	107
Six Flags Entertainment Corp.	2,300	104
Nordstrom Inc.	2,520	103
* Adtalem Global Education Inc.	2,900	101
* Murphy USA Inc.	800	94
* PlayAGS Inc.	7,423	90
* Vista Outdoor Inc.	11,900	89
Designer Brands Inc. Class A	5,400	85
Office Depot Inc.	29,400	81
* American Public Education Inc.	2,900	79
Tilly's Inc. Class A	6,300	77
Magna International Inc.	1,400	77
Graham Holdings Co. Class B	100	64
* Zumiez Inc.	1,800	62
Williams-Sonoma Inc.	800	59
Brunswick Corp.	900	54
Bed Bath & Beyond Inc.	3,100	54
* Hudson Ltd. Class A	3,266	50
* MasterCraft Boat Holdings Inc.	3,177	50
Acushnet Holdings Corp.	1,176	38
Cato Corp. Class A	2,000	35
* Garrett Motion Inc.	3,100	31
Bloomin' Brands Inc.	1,400	31
* Malibu Boats Inc. Class A	700	29
Brinker International Inc.	677	28
Bassett Furniture Industries Inc.	1,700	28
^ Tailored Brands Inc.	6,500	27
* Sally Beauty Holdings Inc.	1,400	26
* Lululemon Athletica Inc.	100	23
* Burlington Stores Inc.	100	23
Tupperware Brands Corp.	2,400	21
* 1-800-Flowers.com Inc. Class A	1,200	17
* Adient plc	800	17
* Deckers Outdoor Corp.	100	17
* Select Interior Concepts Inc. Class A	1,732	16
Camping World Holdings Inc. Class A	1,000	15
Wynn Resorts Ltd.	100	14
Churchill Downs Inc.	100	14
Tiffany & Co.	100	13
Big 5 Sporting Goods Corp.	4,016	12
Ethan Allen Interiors Inc.	600	11
* Gentherm Inc.	251	11
* America's Car-Mart Inc.	100	11
Hasbro Inc.	100	11
PVH Corp.	100	11

Columbia Sportswear Co.	100	10
* Grubhub Inc.	200	10
Citi Trends Inc.	400	9
* Wayfair Inc.	100	9
Cooper Tire & Rubber Co.	300	9
* Planet Fitness Inc. Class A	100	7
* Ollie's Bargain Outlet Holdings Inc.	100	7
Wyndham Destinations Inc.	100	5
* Monarch Casino & Resort Inc.	100	5
Yum China Holdings Inc.	100	5
* Party City Holdco Inc.	2,049	5
* Genesco Inc.	100	5
Lennar Corp. Class B	100	4
BBX Capital Corp. Class A	900	4
* M/I Homes Inc.	100	4
Shoe Carnival Inc.	100	4
Dana Inc.	200	4
Superior Industries International Inc.	975	4
* Hilton Grand Vacations Inc.	100	3
Wolverine World Wide Inc.	100	3
* Cooper-Standard Holdings Inc.	100	3
* SeaWorld Entertainment Inc.	95	3
Tenneco Inc. Class A	228	3
Extended Stay America Inc.	200	3
Hanesbrands Inc.	200	3
American Eagle Outfitters Inc.	200	3
* El Pollo Loco Holdings Inc.	193	3
* Beazer Homes USA Inc.	200	3
* Urban Outfitters Inc.	100	3
* Stitch Fix Inc. Class A	100	3
* Playa Hotels & Resorts NV	300	3
* Vera Bradley Inc.	200	2
* Modine Manufacturing Co.	300	2
* Biglari Holdings Inc. Class B	20	2
* Noodles & Co. Class A	400	2
Ruth's Hospitality Group Inc.	100	2
* Rubicon Project Inc.	210	2
* Carrols Restaurant Group Inc.	229	2
* Everi Holdings Inc.	100	1
* Barnes & Noble Education Inc.	300	1
* Yatra Online Inc.	400	1
* Quotient Technology Inc.	116	1
* Kirkland's Inc.	900	1
* Express Inc.	200	1
* Turtle Beach Corp.	100	1
Pier 1 Imports Inc.	100	1
* Horizon Global Corp.	160	1
* Container Store Group Inc.	100	—
J. Jill Inc.	200	—
Movado Group Inc.	10	—
		1,326,484
Consumer Staples (7.4%)
Procter & Gamble Co.	1,005,912	125,638
Costco Wholesale Corp.	329,593	96,874
Coca-Cola Co.	1,674,422	92,679
PepsiCo Inc.	600,012	82,004
Walmart Inc.	662,717	78,757

	Mondelez International Inc. Class A	1,037,633	57,153
	Kimberly-Clark Corp.	381,125	52,424
	Colgate-Palmolive Co.	649,814	44,733
	Philip Morris International Inc.	494,503	42,077
	Sysco Corp.	376,337	32,192
	General Mills Inc.	574,729	30,782
	Kraft Heinz Co.	929,433	29,863
	Coty Inc. Class A	1,881,926	21,172
	Campbell Soup Co.	427,222	21,113
*	Monster Beverage Corp.	300,410	19,091
	Molson Coors Brewing Co. Class B	311,830	16,808
	Altria Group Inc.	292,055	14,576
	Estee Lauder Cos. Inc. Class A	67,860	14,016
*	US Foods Holding Corp.	73,100	3,062
	Kroger Co.	98,600	2,858
	Spectrum Brands Holdings Inc.	15,743	1,012
	JM Smucker Co.	9,700	1,010
	Coca-Cola European Partners plc	19,200	977
*	Nomad Foods Ltd.	42,000	940
	Church & Dwight Co. Inc.	9,313	655
*	Post Holdings Inc.	6,000	655
*	USANA Health Sciences Inc.	7,343	577
	Nu Skin Enterprises Inc. Class A	13,200	541
	Walgreens Boots Alliance Inc.	8,030	473
*	Pilgrim's Pride Corp.	10,300	337
	Lamb Weston Holdings Inc.	3,300	284
*	Performance Food Group Co.	3,797	195
*	TreeHouse Foods Inc.	3,806	185
*	Central Garden & Pet Co. Class A	6,150	181
*,^ Pyxus International Inc.		16,200	145
	Cott Corp.	9,900	135
	Bunge Ltd.	1,900	109
	Cal-Maine Foods Inc.	1,100	47
*	Hostess Brands Inc. Class A	2,795	41
*	Boston Beer Co. Inc. Class A	100	38
	Natural Grocers by Vitamin Cottage Inc.	3,020	30
*	Sprouts Farmers Market Inc.	1,300	25
	Flowers Foods Inc.	1,021	22
	Seaboard Corp.	5	21
	J&J Snack Foods Corp.	100	18
	McCormick & Co. Inc.	100	17
	Clorox Co.	100	15
	Lancaster Colony Corp.	94	15
*	Craft Brew Alliance Inc.	800	13
	Ingredion Inc.	100	9
	John B Sanfilippo & Son Inc.	100	9
	Tyson Foods Inc. Class A	100	9
*	BJ's Wholesale Club Holdings Inc.	300	7
	Brown-Forman Corp. Class B	100	7
*	Herbalife Nutrition Ltd.	100	5
	Hormel Foods Corp.	100	5
	Fresh Del Monte Produce Inc.	100	4
*	Simply Good Foods Co.	96	3
*	elf Beauty Inc.	100	2
*	United Natural Foods Inc.	143	1
			886,646

Energy (3.4%)
Chevron Corp.	851,634	102,630
ConocoPhillips	1,413,048	91,890
Exxon Mobil Corp.	591,226	41,256
Marathon Oil Corp.	1,974,694	26,816
Devon Energy Corp.	969,667	25,182
Schlumberger Ltd.	591,210	23,767
Kinder Morgan Inc.	857,300	18,149
EOG Resources Inc.	182,381	15,276
Valero Energy Corp.	136,440	12,778
ONEOK Inc.	132,560	10,031
HollyFrontier Corp.	190,594	9,665
Phillips 66	86,341	9,619
Cabot Oil & Gas Corp.	398,371	6,936
Occidental Petroleum Corp.	123,210	5,077
Williams Cos. Inc.	122,500	2,906
TechnipFMC plc	108,900	2,335
Continental Resources Inc.	64,000	2,195
Baker Hughes Co. Class A	33,700	864
Plains GP Holdings LP Class A	40,700	771
Cameco Corp.	86,600	771
Parsley Energy Inc. Class A	36,700	694
Pioneer Natural Resources Co.	3,900	590
Marathon Petroleum Corp.	7,230	436
EQT Corp.	32,400	353
National Oilwell Varco Inc.	14,000	351
Helmerich & Payne Inc.	7,200	327
* Oceaneering International Inc.	12,800	191
QEP Resources Inc.	41,800	188
Halliburton Co.	5,270	129
* W&T Offshore Inc.	22,700	126
Peabody Energy Corp.	13,300	121
Archrock Inc.	11,600	116
NexTier Oilfield Solutions Inc.	17,000	114
SM Energy Co.	8,900	100
* Jagged Peak Energy Inc.	9,000	76
Solaris Oilfield Infrastructure Inc. Class A	5,300	74
PBF Energy Inc. Class A	2,300	72
* Centennial Resource Development Inc. Class A	14,300	66
Geopark Ltd.	2,408	53
Cactus Inc. Class A	1,500	51
* Forum Energy Technologies Inc.	29,100	49
* Exterran Corp.	4,200	33
* Helix Energy Solutions Group Inc.	3,156	30
Mammoth Energy Services Inc.	12,398	27
* Apergy Corp.	700	24
Evolution Petroleum Corp.	3,400	19
* Chesapeake Energy Corp.	21,614	18
Nordic American Tankers Ltd.	3,500	17
Berry Petroleum Corp.	1,700	16
NACCO Industries Inc. Class A	327	15
* Diamond S Shipping Inc.	800	13
* Era Group Inc.	1,261	13
* Dorian LPG Ltd.	700	11
Concho Resources Inc.	100	9
Hess Corp.	100	7
* Contura Energy Inc.	600	5

* Dril-Quip Inc.	100	5
DMC Global Inc.	100	4
Enbridge Inc.	100	4
* SandRidge Energy Inc.	812	3
Green Plains Inc.	200	3
Cenovus Energy Inc.	300	3
* WPX Energy Inc.	200	3
* Navigator Holdings Ltd.	200	3
Murphy Oil Corp.	100	3
Equitrans Midstream Corp.	200	3
* PDC Energy Inc.	100	3
* Noble Corp. plc	2,100	3
Apache Corp.	100	3
* Earthstone Energy Inc. Class A	400	3
* Magnolia Oil & Gas Corp. Class A	200	2
* Tellurian Inc.	300	2
* FTS International Inc.	1,986	2
* CONSOL Energy Inc.	124	2
* Gulf Island Fabrication Inc.	343	2
* Natural Gas Services Group Inc.	100	1
* Energy Fuels Inc.	500	1
* Overseas Shipholding Group Inc. Class A	400	1
* ION Geophysical Corp.	100	1
* Matrix Service Co.	30	1
RPC Inc.	100	1
* McDermott International Inc.	400	—
* CNX Resources Corp.	5	—
* SilverBow Resources Inc.	3	—
		413,510
Financials (12.5%)
JPMorgan Chase & Co.	1,057,950	147,478
Bank of America Corp.	3,890,096	137,009
* Berkshire Hathaway Inc. Class B	597,204	135,267
Citigroup Inc.	1,686,075	134,701
Synchrony Financial	1,815,716	65,384
American Express Co.	497,883	61,981
Wells Fargo & Co.	1,065,506	57,324
Allstate Corp.	411,376	46,259
MetLife Inc.	847,028	43,173
Intercontinental Exchange Inc.	453,533	41,974
S&P Global Inc.	150,221	41,018
US Bancorp	684,595	40,590
Morgan Stanley	768,604	39,291
MSCI Inc. Class A	132,367	34,174
Discover Financial Services	386,019	32,742
Capital One Financial Corp.	309,252	31,825
Regions Financial Corp.	1,750,905	30,046
Fifth Third Bancorp	830,808	25,539
Cincinnati Financial Corp.	219,572	23,088
Unum Group	790,519	23,052
Hartford Financial Services Group Inc.	370,870	22,538
Moody's Corp.	93,620	22,226
Progressive Corp.	286,040	20,706
State Street Corp.	243,383	19,252
M&T Bank Corp.	108,588	18,433
Ameriprise Financial Inc.	92,704	15,443
Aflac Inc.	273,848	14,487

E*TRADE Financial Corp.	293,500	13,316
Comerica Inc.	168,380	12,081
PNC Financial Services Group Inc.	71,941	11,484
T. Rowe Price Group Inc.	90,509	11,028
Zions Bancorp NA	210,577	10,933
BlackRock Inc.	18,270	9,184
Willis Towers Watson plc	41,220	8,324
Arthur J Gallagher & Co.	86,370	8,225
Cboe Global Markets Inc.	65,441	7,853
Citizens Financial Group Inc.	185,130	7,518
Bank of New York Mellon Corp.	139,719	7,032
Ares Capital Corp.	360,100	6,716
Marsh & McLennan Cos. Inc.	48,301	5,381
Aon plc	24,200	5,041
Affiliated Managers Group Inc.	50,210	4,255
KeyCorp	190,470	3,855
Invesco Ltd.	191,890	3,450
First American Financial Corp.	55,400	3,231
Prudential Financial Inc.	30,866	2,893
Charles Schwab Corp.	54,445	2,589
East West Bancorp Inc.	38,700	1,885
First Hawaiian Inc.	63,212	1,824
Voya Financial Inc.	29,000	1,768
* SVB Financial Group	6,070	1,524
Truist Financial Corp.	23,300	1,312
* Green Dot Corp. Class A	51,100	1,191
Wintrust Financial Corp.	15,702	1,113
Fidelity National Financial Inc.	24,100	1,093
Navient Corp.	77,500	1,060
CME Group Inc.	5,165	1,037
Jefferies Financial Group Inc.	45,141	965
Globe Life Inc.	8,211	864
* Brighthouse Financial Inc.	22,000	863
Principal Financial Group Inc.	13,600	748
Nasdaq Inc.	6,666	714
TD Ameritrade Holding Corp.	14,200	706
OneMain Holdings Inc.	12,900	544
AXA Equitable Holdings Inc.	19,000	471
Bank of NT Butterfield & Son Ltd.	12,100	448
Credicorp Ltd.	2,100	448
* Arch Capital Group Ltd.	9,700	416
Investors Bancorp Inc.	32,850	391
Signature Bank	2,729	373
FS KKR Capital Corp.	60,700	372
MFA Financial Inc.	44,128	338
Huntington Bancshares Inc.	21,702	327
* Third Point Reinsurance Ltd.	30,900	325
BankUnited Inc.	8,300	303
Popular Inc.	4,600	270
CNO Financial Group Inc.	14,200	257
* PRA Group Inc.	6,500	236
Umpqua Holdings Corp.	12,800	227
IBERIABANK Corp.	2,600	195
American Equity Investment Life Holding Co.	6,462	193
* Markel Corp.	156	178
New York Community Bancorp Inc.	14,500	174
National General Holdings Corp.	7,516	166

* On Deck Capital Inc.	39,767	165
Westamerica Bancorporation	2,300	156
Golub Capital BDC Inc.	8,400	155
Mercury General Corp.	3,100	151
Brightsphere Investment Group Inc.	13,780	141
Federated Investors Inc. Class B	4,100	134
FNB Corp.	10,294	131
Sterling Bancorp	5,600	118
Apollo Investment Corp.	6,700	117
Evercore Inc. Class A	1,500	112
SEI Investments Co.	1,700	111
Washington Federal Inc.	3,000	110
* Blucora Inc.	4,200	110
Hanover Insurance Group Inc.	729	100
Hilltop Holdings Inc.	3,900	97
TCG BDC Inc.	7,200	96
International Bancshares Corp.	2,104	91
Associated Banc-Corp	3,800	84
American Financial Group Inc.	757	83
* Athene Holding Ltd. Class A	1,700	80
Ally Financial Inc.	2,316	71
MGIC Investment Corp.	4,900	69
Webster Financial Corp.	1,300	69
* MBIA Inc.	7,400	69
UMB Financial Corp.	1,000	69
Assured Guaranty Ltd.	1,400	69
United Bankshares Inc.	1,701	66
Kearny Financial Corp.	4,700	65
LPL Financial Holdings Inc.	700	65
Primerica Inc.	481	63
First BanCorp	5,900	62
Morningstar Inc.	400	60
American International Group Inc.	1,170	60
Capitol Federal Financial Inc.	4,300	59
Exantas Capital Corp.	4,700	55
Renasant Corp.	1,500	53
Moelis & Co. Class A	1,612	51
Boston Private Financial Holdings Inc.	3,700	44
* Credit Acceptance Corp.	100	44
Eagle Bancorp Inc.	900	44
City Holding Co.	529	43
Community Bank System Inc.	600	43
Stock Yards Bancorp Inc.	1,022	42
OFG Bancorp	1,700	40
BancorpSouth Bank	1,200	38
Oaktree Specialty Lending Corp.	6,900	38
* Atlantic Capital Bancshares Inc.	1,923	35
* Enova International Inc.	1,400	34
Bain Capital Specialty Finance Inc.	1,700	34
First Busey Corp.	1,200	33
TriCo Bancshares	800	33
TPG RE Finance Trust Inc.	1,600	32
Meridian Bancorp Inc.	1,595	32
WesBanco Inc.	834	31
Central Pacific Financial Corp.	1,000	30
Banner Corp.	500	28
OceanFirst Financial Corp.	1,100	28

Saratoga Investment Corp.	1,100	27
Flushing Financial Corp.	1,250	27
First Bancorp	600	24
Goldman Sachs Group Inc.	101	23
Peapack Gladstone Financial Corp.	700	22
Byline Bancorp Inc.	1,100	22
First Financial Bankshares Inc.	600	21
First Financial Northwest Inc.	1,386	21
Independent Bank Corp.	900	20
WisdomTree Investments Inc.	4,100	20
Southern National Bancorp of Virginia Inc.	1,200	20
Argo Group International Holdings Ltd.	286	19
Erie Indemnity Co. Class A	100	17
Reinsurance Group of America Inc. Class A	100	16
State Auto Financial Corp.	500	15
Flagstar Bancorp Inc.	400	15
KKR Real Estate Finance Trust Inc.	700	14
PJT Partners Inc.	294	13
Pacific Premier Bancorp Inc.	400	13
* Axos Financial Inc.	400	12
Preferred Bank	200	12
Horizon Technology Finance Corp.	924	12
Heritage Commerce Corp.	900	12
Northern Trust Corp.	100	11
Westwood Holdings Group Inc.	325	10
* Elevate Credit Inc.	2,155	10
United Community Financial Corp.	800	9
* World Acceptance Corp.	100	9
Independent Bank Corp.	100	8
Amalgamated Bank Class A	405	8
Prosperity Bancshares Inc.	100	7
BlackRock TCP Capital Corp.	500	7
Peoples Bancorp Inc.	200	7
WR Berkley Corp.	100	7
Lakeland Bancorp Inc.	380	7
AMERISAFE Inc.	100	7
Selective Insurance Group Inc.	100	6
Walker & Dunlop Inc.	100	6
TPG Specialty Lending Inc.	300	6
Pinnacle Financial Partners Inc.	89	6
* Texas Capital Bancshares Inc.	100	6
* eHealth Inc.	59	6
Hanmi Financial Corp.	278	6
Axis Capital Holdings Ltd.	89	5
1st Source Corp.	100	5
Western Alliance Bancorp	91	5
CIT Group Inc.	100	5
Lincoln National Corp.	75	4
WSFS Financial Corp.	100	4
Hancock Whitney Corp.	100	4
QCR Holdings Inc.	100	4
CVB Financial Corp.	200	4
Ameris Bancorp	100	4
Solar Capital Ltd.	200	4
Stewart Information Services Corp.	100	4
S&T Bancorp Inc.	100	4
Home BancShares Inc.	199	4

First Interstate BancSystem Inc. Class A	92	4
PacWest Bancorp	100	4
Sandy Spring Bancorp Inc.	100	4
Granite Point Mortgage Trust Inc.	200	4
Meta Financial Group Inc.	100	4
Ladder Capital Corp. Class A	200	4
ARMOUR Residential REIT Inc.	200	4
First Mid Bancshares Inc.	100	4
Great Western Bancorp Inc.	100	3
* HomeStreet Inc.	100	3
Northwest Bancshares Inc.	200	3
HomeTrust Bancshares Inc.	122	3
United Community Banks Inc.	105	3
Ares Commercial Real Estate Corp.	200	3
AG Mortgage Investment Trust Inc.	200	3
Home Bancorp Inc.	76	3
Annaly Capital Management Inc.	300	3
* Ocwen Financial Corp.	2,000	3
Simmons First National Corp. Class A	100	3
Heritage Insurance Holdings Inc.	200	3
Franklin Resources Inc.	100	3
* Bancorp Inc.	200	3
Janus Henderson Group plc	100	2
Cadence BanCorp Class A	132	2
TCF Financial Corp.	50	2
First Midwest Bancorp Inc.	100	2
Trustmark Corp.	66	2
Nelnet Inc. Class A	38	2
Opus Bank	83	2
FGL Holdings	200	2
PennantPark Investment Corp.	300	2
Oxford Square Capital Corp.	352	2
BGC Partners Inc. Class A	300	2
* Columbia Financial Inc.	100	2
People's United Financial Inc.	100	2
Waddell & Reed Financial Inc. Class A	100	2
* Cowen Inc. Class A	100	2
Old Second Bancorp Inc.	100	1
* LendingClub Corp.	100	1
Valley National Bancorp	100	1
Prospect Capital Corp.	100	1
* Cannae Holdings Inc.	17	1
First Defiance Financial Corp.	12	—
Oppenheimer Holdings Inc. Class A	13	—
Veritex Holdings Inc.	11	—
* Spirit of Texas Bancshares Inc.	1	—
		1,499,586
Health Care (14.2%)
Johnson & Johnson	1,439,186	209,934
Merck & Co. Inc.	1,516,186	137,897
AbbVie Inc.	1,535,009	135,910
UnitedHealth Group Inc.	325,934	95,818
Pfizer Inc.	1,805,753	70,749
Bristol-Myers Squibb Co.	1,007,885	64,696
Abbott Laboratories	730,649	63,464
Eli Lilly & Co.	475,168	62,451
Medtronic plc	516,895	58,642

Amgen Inc.	189,761	45,746
Agilent Technologies Inc.	503,619	42,964
HCA Healthcare Inc.	290,622	42,957
Gilead Sciences Inc.	576,741	37,477
Thermo Fisher Scientific Inc.	109,723	35,646
* IQVIA Holdings Inc.	199,571	30,836
* Varian Medical Systems Inc.	216,847	30,794
Becton Dickinson and Co.	110,313	30,002
Zimmer Biomet Holdings Inc.	191,169	28,614
CVS Health Corp.	383,758	28,509
* Biogen Inc.	91,480	27,145
Humana Inc.	71,041	26,038
* Incyte Corp.	292,916	25,577
AmerisourceBergen Corp. Class A	297,425	25,287
Stryker Corp.	115,290	24,204
* Align Technology Inc.	84,848	23,676
* Vertex Pharmaceuticals Inc.	102,529	22,449
* DaVita Inc.	287,658	21,583
* Henry Schein Inc.	315,075	21,022
* Intuitive Surgical Inc.	30,161	17,830
Anthem Inc.	50,877	15,366
* Waters Corp.	64,713	15,120
* Edwards Lifesciences Corp.	62,540	14,590
Cardinal Health Inc.	260,170	13,159
Universal Health Services Inc. Class B	86,429	12,399
Allergan plc	59,400	11,356
* Hologic Inc.	209,147	10,920
* Boston Scientific Corp.	184,701	8,352
* Regeneron Pharmaceuticals Inc.	18,080	6,789
Cerner Corp.	92,424	6,783
* Molina Healthcare Inc.	45,602	6,188
* Mettler-Toledo International Inc.	7,005	5,557
McKesson Corp.	35,960	4,974
Zoetis Inc.	36,800	4,870
Quest Diagnostics Inc.	41,900	4,475
* Alexion Pharmaceuticals Inc.	40,640	4,395
Dentsply Sirona Inc.	77,006	4,358
* Horizon Therapeutics plc	115,900	4,196
Cigna Corp.	17,922	3,665
* Centene Corp.	53,280	3,350
Bruker Corp.	52,700	2,686
* Mylan NV	132,200	2,657
* Elanco Animal Health Inc.	81,000	2,385
Danaher Corp.	15,458	2,373
* QIAGEN NV	68,100	2,302
* Alcon Inc.	40,400	2,285
* IDEXX Laboratories Inc.	8,614	2,249
* Nevro Corp.	19,100	2,245
ResMed Inc.	13,170	2,041
* Lannett Co. Inc.	162,300	1,432
* Arrowhead Pharmaceuticals Inc.	21,200	1,345
* ABIOMED Inc.	7,350	1,254
* Pacira BioSciences Inc.	27,300	1,237
* Myriad Genetics Inc.	43,200	1,176
* Karyopharm Therapeutics Inc.	55,600	1,066
Encompass Health Corp.	14,101	977
* Magellan Health Inc.	10,861	850

*	Allscripts Healthcare Solutions Inc.	85,200	836
*	ICON plc	4,700	809
*	Halozyme Therapeutics Inc.	39,600	702
*	Heron Therapeutics Inc.	26,100	613
*	PTC Therapeutics Inc.	12,700	610
*	Amedisys Inc.	3,500	584
*	Editas Medicine Inc.	18,600	551
*	AMAG Pharmaceuticals Inc.	44,700	544
*	Immunomedics Inc.	25,700	544
*	Insmed Inc.	22,600	540
*	LivaNova plc	7,100	536
*	Exelixis Inc.	30,200	532
*	Zogenix Inc.	10,000	521
*	IVERIC bio Inc.	58,800	505
*	United Therapeutics Corp.	5,600	493
*	Amicus Therapeutics Inc.	50,500	492
	Hill-Rom Holdings Inc.	4,300	488
*	Veeva Systems Inc. Class A	3,300	464
*	HMS Holdings Corp.	14,937	442
*	Laboratory Corp. of America Holdings	2,392	405
*	MyoKardia Inc.	5,500	401
*	Moderna Inc.	18,700	366
*	Sage Therapeutics Inc.	4,900	354
*	Neogen Corp.	5,200	339
*	Taro Pharmaceutical Industries Ltd.	3,800	334
*	Ionis Pharmaceuticals Inc.	5,000	302
*	Triple-S Management Corp. Class B	16,149	299
*	OraSure Technologies Inc.	36,999	297
*	Assertio Therapeutics Inc.	229,900	287
*	Axsome Therapeutics Inc.	2,639	273
	Cooper Cos. Inc.	838	269
*	AnaptysBio Inc.	16,499	268
*	Integer Holdings Corp.	3,327	268
*	Cara Therapeutics Inc.	15,600	251
*	Ardelyx Inc.	31,747	238
*	Catalent Inc.	3,900	220
*	Portola Pharmaceuticals Inc.	8,800	210
*,^ Omeros Corp.		12,500	176
	PerkinElmer Inc.	1,800	175
*	Neoleukin Therapeutics Inc.	14,100	174
*	Neurocrine Biosciences Inc.	1,500	161
*	CytomX Therapeutics Inc.	18,800	156
*	CareDx Inc.	7,100	153
*,^ Akcea Therapeutics Inc.		8,903	151
*	Fate Therapeutics Inc.	7,625	149
*	Catalyst Pharmaceuticals Inc.	37,700	141
*	AngioDynamics Inc.	8,400	135
*	Premier Inc. Class A	3,500	133
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,319	126
*	Dicerna Pharmaceuticals Inc.	5,501	121
*	Retrophin Inc.	8,400	119
*	Coherus Biosciences Inc.	6,600	119
*,^ Dynavax Technologies Corp. Class A		20,500	117
*	Accuray Inc.	38,368	108
*	Radius Health Inc.	5,300	107
	Luminex Corp.	4,600	107
*	Innoviva Inc.	6,802	96

*	ImmunoGen Inc.	18,867	96
*	Masimo Corp.	600	95
*	Akebia Therapeutics Inc.	13,800	87
*,^ Corbus Pharmaceuticals Holdings Inc.		15,900	87
*	Intercept Pharmaceuticals Inc.	700	87
*	GenMark Diagnostics Inc.	17,409	84
*	Cymabay Therapeutics Inc.	40,600	80
*	Cerus Corp.	18,700	79
*	Supernus Pharmaceuticals Inc.	3,200	76
*	Alkermes plc	3,600	73
*	Recro Pharma Inc.	3,822	70
	Patterson Cos. Inc.	3,400	70
*	MEDNAX Inc.	2,400	67
*	NextGen Healthcare Inc.	3,800	61
*	ANI Pharmaceuticals Inc.	900	56
*	AtriCure Inc.	1,700	55
*	Cronos Group Inc.	6,900	53
*	Natus Medical Inc.	1,508	50
*	Momenta Pharmaceuticals Inc.	2,300	45
	Chemed Corp.	100	44
*	Eagle Pharmaceuticals Inc.	706	42
*	BioMarin Pharmaceutical Inc.	500	42
*	Orthofix Medical Inc.	900	42
*	Spectrum Pharmaceuticals Inc.	10,800	39
*	BioDelivery Sciences International Inc.	5,900	37
*	Solid Biosciences Inc.	8,142	36
*	Calithera Biosciences Inc.	6,158	35
*	CEL-SCI Corp.	3,800	35
*	Abeona Therapeutics Inc.	10,200	33
*	WellCare Health Plans Inc.	100	33
*	HealthStream Inc.	1,200	33
*	Zymeworks Inc.	700	32
*,^ Compugen Ltd.		5,202	31
	Meridian Bioscience Inc.	3,100	30
*	Integra LifeSciences Holdings Corp.	500	29
	Owens & Minor Inc.	5,463	28
*	Paratek Pharmaceuticals Inc.	6,941	28
*	Ironwood Pharmaceuticals Inc. Class A	2,100	28
*	Chimerix Inc.	13,300	27
*	Avanos Medical Inc.	800	27
*	Fluidigm Corp.	7,118	25
*	Adaptive Biotechnologies Corp.	800	24
*	Oxford Immunotec Global plc	1,400	23
*	Strongbridge Biopharma plc	10,900	23
*	Protagonist Therapeutics Inc.	3,225	23
*	DexCom Inc.	100	22
*	MannKind Corp.	15,900	21
*	MeiraGTx Holdings plc	900	18
*	Esperion Therapeutics Inc.	300	18
*	MacroGenics Inc.	1,600	17
*	Insulet Corp.	100	17
*	Illumina Inc.	51	17
*	Diplomat Pharmacy Inc.	4,200	17
*	Principia Biopharma Inc.	300	16
*	GlycoMimetics Inc.	3,081	16
*	BioCryst Pharmaceuticals Inc.	4,666	16
*	Charles River Laboratories International Inc.	100	15

* Sorrento Therapeutics Inc.	4,500	15
* Agenus Inc.	3,700	15
* Seres Therapeutics Inc.	4,301	15
* Five Prime Therapeutics Inc.	3,227	15
* Lexicon Pharmaceuticals Inc.	3,400	14
* Calyxt Inc.	1,963	14
* Mersana Therapeutics Inc.	2,400	14
* AcelRx Pharmaceuticals Inc.	5,900	12
* Quotient Ltd.	1,283	12
* Pfenex Inc.	1,088	12
* Alnylam Pharmaceuticals Inc.	100	12
* Haemonetics Corp.	100	12
* CorVel Corp.	130	11
* Eiger BioPharmaceuticals Inc.	700	10
* Anika Therapeutics Inc.	200	10
* Bio-Rad Laboratories Inc. Class A	28	10
* Syndax Pharmaceuticals Inc.	982	9
* Medpace Holdings Inc.	100	8
Baxter International Inc.	100	8
* Surmodics Inc.	200	8
* Hanger Inc.	300	8
* Omnicell Inc.	100	8
* Global Blood Therapeutics Inc.	100	8
* Quidel Corp.	100	8
* Intra-Cellular Therapies Inc.	200	7
* ProQR Therapeutics NV	605	6
* Audentes Therapeutics Inc.	100	6
* Syneos Health Inc.	100	6
* PDS Biotechnology Corp.	2,090	6
* Voyager Therapeutics Inc.	380	5
Perrigo Co. plc	98	5
* Intersect ENT Inc.	200	5
* uniQure NV	68	5
* Bellicum Pharmaceuticals Inc.	3,755	5
* ACADIA Pharmaceuticals Inc.	100	4
* Exact Sciences Corp.	45	4
* REGENXBIO Inc.	100	4
* ArQule Inc.	200	4
* FONAR Corp.	200	4
* ChemoCentryx Inc.	98	4
* Tenet Healthcare Corp.	100	4
* Aquestive Therapeutics Inc.	600	4
* Baudax Bio Inc.	504	4
* Natera Inc.	100	3
* Aimmune Therapeutics Inc.	100	3
* Vanda Pharmaceuticals Inc.	200	3
* Prothena Corp. plc	200	3
* Merit Medical Systems Inc.	100	3
* Apellis Pharmaceuticals Inc.	100	3
* Wright Medical Group NV	100	3
* Bausch Health Cos. Inc.	100	3
* Varex Imaging Corp.	100	3
* Aurinia Pharmaceuticals Inc.	147	3
* Veracyte Inc.	100	3
Computer Programs & Systems Inc.	105	3
* Concert Pharmaceuticals Inc.	300	3
* CTI BioPharma Corp.	1,700	3

*	Jounce Therapeutics Inc.	300	3
*	ElectroCore Inc.	1,638	3
*	Corcept Therapeutics Inc.	200	2
*	Achillion Pharmaceuticals Inc.	400	2
*	Select Medical Holdings Corp.	100	2
*	Adverum Biotechnologies Inc.	200	2
*	RTI Surgical Holdings Inc.	802	2
*	Aduro Biotech Inc.	1,840	2
*	Nektar Therapeutics Class A	100	2
*	Cytokinetics Inc.	200	2
*	Flexion Therapeutics Inc.	100	2
*	Collegium Pharmaceutical Inc.	100	2
*	Lantheus Holdings Inc.	100	2
*	Myovant Sciences Ltd.	132	2
*	Tivity Health Inc.	100	2
*	La Jolla Pharmaceutical Co.	500	2
*	XBiotech Inc.	100	2
*	Menlo Therapeutics Inc.	400	2
*	Sientra Inc.	206	2
*	Avantor Inc.	100	2
	Invacare Corp.	200	2
*	Puma Biotechnology Inc.	200	2
*	T2 Biosystems Inc.	1,427	2
*	Assembly Biosciences Inc.	80	2
*	Rockwell Medical Inc.	636	2
*	Dermira Inc.	100	2
*	Option Care Health Inc.	400	2
*	Endo International plc	300	1
*	Mallinckrodt plc	400	1
*	Covetrus Inc.	100	1
*	Enzo Biochem Inc.	500	1
*	Inovio Pharmaceuticals Inc.	397	1
*	Cross Country Healthcare Inc.	100	1
*	Cutera Inc.	32	1
*	Sesen Bio Inc.	1,100	1
*	Clovis Oncology Inc.	100	1
*	Affimed NV	380	1
*	OPKO Health Inc.	700	1
*	Foamix Pharmaceuticals Ltd.	300	1
	LeMaitre Vascular Inc.	27	1
*	Amneal Pharmaceuticals Inc.	200	1
*	WaVe Life Sciences Ltd.	100	1
*	vTv Therapeutics Inc. Class A	406	1
*	Genocea Biosciences Inc.	300	1
*	Intrexon Corp.	100	1
*	Oncternal Therapeutics Inc.	100	—
*	Durect Corp.	100	—
*	Senseonics Holdings Inc.	400	—
*	Arbutus Biopharma Corp.	100	—
*	PolarityTE Inc.	100	—
*	Fortress Biotech Inc.	100	—
*,§ Alder BioPharmaceuticals CVR Exp. 12/31/2024		200	—
*	VBI Vaccines Inc.	100	—
*	Viveve Medical Inc.	1	—
			1,701,136
Industrials (9.2%)
	Lockheed Martin Corp.	221,906	86,406

Honeywell International Inc.	411,443	72,825
Johnson Controls International plc	1,401,157	57,041
General Electric Co.	4,749,197	53,001
Union Pacific Corp.	271,690	49,119
United Technologies Corp.	313,240	46,911
* United Airlines Holdings Inc.	454,419	40,030
Raytheon Co.	166,294	36,541
Caterpillar Inc.	222,887	32,916
Expeditors International of Washington Inc.	413,370	32,251
Rockwell Automation Inc.	157,743	31,970
Northrop Grumman Corp.	90,660	31,184
WW Grainger Inc.	85,731	29,022
Dover Corp.	248,950	28,694
Illinois Tool Works Inc.	137,328	24,668
Nielsen Holdings plc	1,180,788	23,970
PACCAR Inc.	287,469	22,739
AMETEK Inc.	226,646	22,606
3M Co.	123,005	21,701
Masco Corp.	437,123	20,978
Ingersoll-Rand plc	140,900	18,728
Eaton Corp. plc	193,070	18,288
Southwest Airlines Co.	324,966	17,542
Waste Management Inc.	144,200	16,433
Quanta Services Inc.	387,680	15,782
Pentair plc	342,296	15,701
* Copart Inc.	168,113	15,288
Cummins Inc.	83,900	15,015
Roper Technologies Inc.	41,754	14,791
Alaska Air Group Inc.	200,358	13,574
L3Harris Technologies Inc.	66,970	13,251
CH Robinson Worldwide Inc.	150,700	11,785
Emerson Electric Co.	151,807	11,577
Cintas Corp.	40,860	10,995
Jacobs Engineering Group Inc.	122,301	10,986
Robert Half International Inc.	170,660	10,777
CSX Corp.	145,900	10,557
Boeing Co.	26,518	8,638
Republic Services Inc. Class A	91,250	8,179
Allegion plc	59,431	7,402
Allison Transmission Holdings Inc.	144,948	7,004
Verisk Analytics Inc. Class A	42,490	6,345
Spirit AeroSystems Holdings Inc. Class A	79,700	5,809
United Parcel Service Inc. Class B	42,258	4,947
Huntington Ingalls Industries Inc.	18,450	4,629
TransDigm Group Inc.	8,120	4,547
Fortune Brands Home & Security Inc.	65,684	4,292
Delta Air Lines Inc.	58,280	3,408
Fastenal Co.	91,030	3,364
nVent Electric plc	121,200	3,100
* IAA Inc.	63,100	2,969
General Dynamics Corp.	16,209	2,858
Parker-Hannifin Corp.	12,760	2,626
* HD Supply Holdings Inc.	58,526	2,354
Kansas City Southern	13,610	2,084
Snap-on Inc.	11,900	2,016
Acuity Brands Inc.	11,642	1,607
Norfolk Southern Corp.	6,710	1,303

Fluor Corp.	65,200	1,231
* United Rentals Inc.	5,560	927
* Resideo Technologies Inc.	70,100	836
Textron Inc.	16,300	727
Curtiss-Wright Corp.	4,600	648
Ritchie Bros Auctioneers Inc. (XNYS)	13,300	571
* Aerojet Rocketdyne Holdings Inc.	12,217	558
Moog Inc. Class A	5,966	509
Oshkosh Corp.	4,900	464
Graco Inc.	8,900	463
* TriNet Group Inc.	7,109	402
Flowserve Corp.	8,000	398
* Great Lakes Dredge & Dock Corp.	34,850	395
Korn Ferry	7,800	331
ArcBest Corp.	10,880	300
Altra Industrial Motion Corp.	7,576	274
ManpowerGroup Inc.	2,800	272
KAR Auction Services Inc.	11,900	259
American Airlines Group Inc.	8,900	255
* Builders FirstSource Inc.	9,500	241
Armstrong World Industries Inc.	2,500	235
* Continental Building Products Inc.	5,486	200
Arconic Inc.	6,290	194
Werner Enterprises Inc.	5,300	193
* Atkore International Group Inc.	4,300	174
Macquarie Infrastructure Corp.	3,900	167
* MasTec Inc.	2,400	154
Deluxe Corp.	3,000	150
Insperity Inc.	1,700	146
* AECOM	3,200	138
* Masonite International Corp.	1,900	137
HNI Corp.	3,500	131
Arcosa Inc.	2,800	125
Tetra Tech Inc.	1,400	121
Hillenbrand Inc.	3,500	117
* BrightView Holdings Inc.	5,846	99
Schneider National Inc. Class B	4,500	98
* Uber Technologies Inc.	3,200	95
Mobile Mini Inc.	2,400	91
Heidrick & Struggles International Inc.	2,700	88
* Forrester Research Inc.	2,056	86
* Harsco Corp.	3,600	83
Knoll Inc.	3,232	82
* Kirby Corp.	886	79
* TrueBlue Inc.	3,000	72
* Textainer Group Holdings Ltd.	5,894	63
* Titan Machinery Inc.	4,147	61
REV Group Inc.	4,778	58
Equifax Inc.	400	56
* NOW Inc.	4,400	49
Quad/Graphics Inc.	10,169	47
EnPro Industries Inc.	700	47
Kforce Inc.	1,160	46
* Rexnord Corp.	1,400	46
FedEx Corp.	300	45
* Orion Group Holdings Inc.	7,963	41
Advanced Drainage Systems Inc.	1,000	39

Timken Co.	553	31
* Gibraltar Industries Inc.	600	30
Pitney Bowes Inc.	7,500	30
* LB Foster Co. Class A	1,494	29
* Corp America Airports SA	4,425	27
* Cornerstone Building Brands Inc.	3,100	26
* JELD-WEN Holding Inc.	1,100	26
CNH Industrial NV	2,200	24
Toro Co.	300	24
* BMC Stock Holdings Inc.	800	23
* Armstrong Flooring Inc.	5,325	23
Wabash National Corp.	1,500	22
* Thermon Group Holdings Inc.	800	21
Kimball International Inc. Class B	1,000	21
Steelcase Inc. Class A	1,000	20
* Navistar International Corp.	700	20
* ARC Document Solutions Inc.	11,400	16
Hubbell Inc. Class B	100	15
Kelly Services Inc. Class A	600	14
* Echo Global Logistics Inc.	614	13
* Cimpress NV	100	13
Spartan Motors Inc.	674	12
Caesarstone Ltd.	762	11
Resources Connection Inc.	700	11
Landstar System Inc.	100	11
* Kratos Defense & Security Solutions Inc.	627	11
* Meritor Inc.	400	10
* Covenant Transportation Group Inc. Class A	800	10
Stanley Black & Decker Inc.	61	10
Lincoln Electric Holdings Inc.	100	10
Luxfer Holdings plc	498	9
EMCOR Group Inc.	100	9
* Upwork Inc.	800	9
* Mistras Group Inc.	549	8
AGCO Corp.	100	8
Fortive Corp.	100	8
EnerSys	100	7
Hexcel Corp.	100	7
* ASGN Inc.	100	7
Exponent Inc.	100	7
* Radiant Logistics Inc.	1,231	7
Quanex Building Products Corp.	400	7
* Civeo Corp.	5,200	7
Canadian Pacific Railway Ltd.	26	7
* Atlas Air Worldwide Holdings Inc.	238	7
Applied Industrial Technologies Inc.	98	7
Owens Corning	100	7
Barnes Group Inc.	100	6
* WESCO International Inc.	100	6
Donaldson Co. Inc.	100	6
* Commercial Vehicle Group Inc.	900	6
* American Superconductor Corp.	700	5
CRA International Inc.	100	5
Ennis Inc.	239	5
* Hub Group Inc. Class A	100	5
MSC Industrial Direct Co. Inc. Class A	65	5
* SPX Corp.	100	5

Comfort Systems USA Inc.	100	5
* SPX FLOW Inc.	100	5
AO Smith Corp.	100	5
Rush Enterprises Inc. Class A	100	5
Triton International Ltd.	100	4
Columbus McKinnon Corp.	100	4
* Foundation Building Materials Inc.	200	4
Kennametal Inc.	100	4
* Gardner Denver Holdings Inc.	100	4
Raven Industries Inc.	100	3
* Kornit Digital Ltd.	100	3
* Advanced Disposal Services Inc.	100	3
* Franklin Covey Co.	101	3
Federal Signal Corp.	100	3
Maxar Technologies Inc.	200	3
* Evoqua Water Technologies Corp.	163	3
Seaspan Corp. Class A	200	3
Deere & Co.	16	3
* Roadrunner Transportation Systems Inc.	300	3
* Gates Industrial Corp. plc	200	3
* MRC Global Inc.	200	3
* GMS Inc.	100	3
* CBIZ Inc.	91	2
* Manitex International Inc.	400	2
ADT Inc.	300	2
GrafTech International Ltd.	200	2
* DXP Enterprises Inc.	57	2
Trinity Industries Inc.	100	2
Brady Corp. Class A	38	2
Insteel Industries Inc.	100	2
Marten Transport Ltd.	100	2
Genco Shipping & Trading Ltd.	200	2
ACCO Brands Corp.	204	2
AZZ Inc.	41	2
* Huron Consulting Group Inc.	26	2
* CECO Environmental Corp.	225	2
* USA Truck Inc.	224	2
Universal Logistics Holdings Inc.	86	2
* Generac Holdings Inc.	15	2
* BlueLinx Holdings Inc.	100	1
Briggs & Stratton Corp.	201	1
* YRC Worldwide Inc.	500	1
* General Finance Corp.	100	1
* Babcock & Wilcox Enterprises Inc.	200	1
* Vivint Solar Inc.	92	1
* TriMas Corp.	20	1
Titan International Inc.	100	—
		1,109,904
Information Technology (23.2%)
Microsoft Corp.	3,737,671	589,431
Apple Inc.	2,001,757	587,816
Visa Inc. Class A	816,571	153,434
Mastercard Inc. Class A	464,620	138,731
Intel Corp.	1,710,897	102,397
Cisco Systems Inc.	1,617,533	77,577
QUALCOMM Inc.	704,769	62,182
Accenture plc Class A	264,362	55,667

Lam Research Corp.	179,422	52,463
Oracle Corp.	916,757	48,570
Texas Instruments Inc.	365,988	46,953
* Adobe Inc.	141,683	46,728
* VeriSign Inc.	225,620	43,472
* Cadence Design Systems Inc.	625,663	43,396
HP Inc.	2,093,569	43,023
Broadcom Inc.	130,319	41,183
* Fortinet Inc.	375,195	40,056
* PayPal Holdings Inc.	344,915	37,309
NVIDIA Corp.	149,173	35,100
* Qorvo Inc.	294,473	34,227
* Advanced Micro Devices Inc.	712,716	32,685
Automatic Data Processing Inc.	168,840	28,787
* Synopsys Inc.	189,351	26,358
Leidos Holdings Inc.	265,567	25,996
Seagate Technology plc	423,104	25,175
NetApp Inc.	330,250	20,558
Analog Devices Inc.	155,750	18,509
Fidelity National Information Services Inc.	128,270	17,841
Citrix Systems Inc.	146,779	16,278
* Micron Technology Inc.	297,960	16,024
Paychex Inc.	188,032	15,994
* salesforce.com Inc.	97,869	15,917
Motorola Solutions Inc.	88,741	14,300
* Akamai Technologies Inc.	151,720	13,106
Applied Materials Inc.	211,309	12,898
Intuit Inc.	46,632	12,214
International Business Machines Corp.	88,901	11,916
DXC Technology Co.	311,226	11,699
Xilinx Inc.	112,009	10,951
Maxim Integrated Products Inc.	175,528	10,797
* F5 Networks Inc.	67,715	9,456
* Autodesk Inc.	50,530	9,270
Juniper Networks Inc.	346,000	8,522
Broadridge Financial Solutions Inc.	59,324	7,329
Alliance Data Systems Corp.	62,760	7,042
Western Union Co.	211,100	5,653
* Palo Alto Networks Inc.	24,100	5,573
FLIR Systems Inc.	105,600	5,499
* Keysight Technologies Inc.	52,380	5,376
* Dropbox Inc. Class A	300,100	5,375
Cognizant Technology Solutions Corp. Class A	84,600	5,247
CDW Corp.	33,261	4,751
Teradyne Inc.	57,008	3,887
* GoDaddy Inc. Class A	55,200	3,749
* ANSYS Inc.	14,540	3,743
NortonLifeLock Inc.	140,600	3,588
* Fiserv Inc.	23,828	2,755
* Black Knight Inc.	39,700	2,560
Western Digital Corp.	39,665	2,518
* CoreLogic Inc.	52,200	2,282
Hewlett Packard Enterprise Co.	142,260	2,256
Amdocs Ltd.	28,000	2,021
* FleetCor Technologies Inc.	6,760	1,945
* Flex Ltd.	151,600	1,913
* Ciena Corp.	42,200	1,801

	NXP Semiconductors NV	14,000	1,782
*	Pure Storage Inc. Class A	100,100	1,713
*	ServiceNow Inc.	5,300	1,496
	Global Payments Inc.	8,171	1,492
	InterDigital Inc.	26,600	1,449
	Skyworks Solutions Inc.	11,000	1,330
*	CommVault Systems Inc.	27,329	1,220
	Genpact Ltd.	26,000	1,096
*	Tower Semiconductor Ltd.	43,600	1,049
	Kulicke & Soffa Industries Inc.	37,500	1,020
	Perspecta Inc.	38,200	1,010
	TE Connectivity Ltd.	10,458	1,002
	Microchip Technology Inc.	9,100	953
*	Elastic NV	14,800	952
	Sabre Corp.	40,000	898
*	Cardtronics plc Class A	17,400	777
*	MACOM Technology Solutions Holdings Inc.	28,600	761
*	Synaptics Inc.	11,000	723
*	New Relic Inc.	10,500	690
	Corning Inc.	23,700	690
	National Instruments Corp.	15,000	635
*	Ambarella Inc.	9,600	581
*	Tenable Holdings Inc.	23,400	561
*	Mellanox Technologies Ltd.	4,724	554
*	Dell Technologies Inc.	10,400	534
*	Cirrus Logic Inc.	6,400	527
*	Semtech Corp.	9,798	518
*	Rambus Inc.	35,100	483
*	FireEye Inc.	27,000	446
	KLA Corp.	2,400	428
*	Inphi Corp.	5,700	422
	Xperi Corp.	22,800	422
*	Pluralsight Inc. Class A	22,900	394
*	Blackline Inc.	7,500	387
*	Extreme Networks Inc.	46,600	343
*	NCR Corp.	9,700	341
*	DocuSign Inc. Class A	4,500	333
*	Anaplan Inc.	6,200	325
*	Workiva Inc. Class A	7,700	324
*	Knowles Corp.	15,300	324
*	VMware Inc. Class A	2,000	304
*	NetScout Systems Inc.	12,600	303
*	Manhattan Associates Inc.	3,600	287
	j2 Global Inc.	3,000	281
*,^ GreenSky Inc. Class A		30,788	274
*	BlackBerry Ltd.	40,900	263
*	Qualys Inc.	3,100	258
*	Mimecast Ltd.	5,800	252
*	Trimble Inc.	6,000	250
	Progress Software Corp.	5,865	244
*	Avalara Inc.	3,300	242
*	Conduent Inc.	37,100	230
*	Viavi Solutions Inc.	15,300	229
*	Arista Networks Inc.	1,121	228
*	InterXion Holding NV	2,594	217
*	Cornerstone OnDemand Inc.	3,600	211
	ADTRAN Inc.	21,100	209

* Smartsheet Inc. Class A	4,600	207
* 3D Systems Corp.	23,400	205
* Box Inc.	11,600	195
* NeoPhotonics Corp.	22,000	194
* CommScope Holding Co. Inc.	13,100	186
* Radware Ltd.	7,200	186
Hollysys Automation Technologies Ltd.	10,600	174
* SVMK Inc.	9,500	170
* Fitbit Inc. Class A	24,200	159
SS&C Technologies Holdings Inc.	2,400	147
TiVo Corp.	17,060	145
* Enphase Energy Inc.	5,311	139
Dolby Laboratories Inc. Class A	2,000	138
* Photronics Inc.	8,600	136
ManTech International Corp. Class A	1,645	131
* ViaSat Inc.	1,700	124
* Yext Inc.	8,100	117
* Aspen Technology Inc.	900	109
* SunPower Corp.	12,900	101
LogMeIn Inc.	1,100	94
* Bottomline Technologies DE Inc.	1,700	91
* SMART Global Holdings Inc.	2,200	83
* Unisys Corp.	6,100	72
* Sanmina Corp.	2,100	72
Ituran Location and Control Ltd.	2,700	68
NVE Corp.	882	63
* Model N Inc.	1,600	56
Blackbaud Inc.	700	56
* SolarWinds Corp.	2,900	54
* Nova Measuring Instruments Ltd.	1,413	53
* Casa Systems Inc.	11,300	46
* Teradata Corp.	1,700	45
* Mitek Systems Inc.	5,300	41
* Avaya Holdings Corp.	2,900	39
* Zuora Inc. Class A	2,200	32
* Cision Ltd.	2,900	29
* Canadian Solar Inc.	1,300	29
* SolarEdge Technologies Inc.	300	29
* Ribbon Communications Inc.	9,117	28
* Zebra Technologies Corp.	100	26
Camtek Ltd.	2,200	24
NIC Inc.	1,000	22
* Sierra Wireless Inc.	2,300	22
Hackett Group Inc.	1,295	21
* eGain Corp.	2,600	21
* Verra Mobility Corp. Class A	1,400	20
Avnet Inc.	400	17
Amphenol Corp. Class A	156	17
* Workday Inc. Class A	100	16
* VirnetX Holding Corp.	4,300	16
* Evo Payments Inc. Class A	600	16
* Splunk Inc.	100	15
* MicroStrategy Inc. Class A	100	14
* Endurance International Group Holdings Inc.	2,890	14
GlobalSCAPE Inc.	1,376	14
* Atlassian Corp. plc Class A	100	12
* CyberArk Software Ltd.	100	12

* Proofpoint Inc.	100	11
* Appian Corp. Class A	300	11
* Check Point Software Technologies Ltd.	100	11
* Verint Systems Inc.	200	11
* MaxLinear Inc.	521	11
MKS Instruments Inc.	100	11
* CEVA Inc.	400	11
* RealPage Inc.	200	11
* Gartner Inc.	63	10
* Anixter International Inc.	100	9
* Arrow Electronics Inc.	100	8
* Advanced Energy Industries Inc.	100	7
Booz Allen Hamilton Holding Corp. Class A	100	7
* Ceridian HCM Holding Inc.	100	7
* Acacia Communications Inc.	100	7
* Iteris Inc.	1,353	7
* Square Inc.	100	6
* First Solar Inc.	100	6
CDK Global Inc.	100	5
CSG Systems International Inc.	100	5
Belden Inc.	88	5
* Cree Inc.	100	5
* SPS Commerce Inc.	80	4
* EchoStar Corp. Class A	100	4
Vishay Intertechnology Inc.	200	4
Jabil Inc.	100	4
* Calix Inc.	509	4
QAD Inc. Class A	75	4
* LivePerson Inc.	100	4
Xerox Holdings Corp.	100	4
* Onto Innovation Inc.	100	4
* Nuance Communications Inc.	189	3
* Nutanix Inc.	100	3
* ePlus Inc.	37	3
* Immersion Corp.	402	3
* Kopin Corp.	6,957	3
* Alpha & Omega Semiconductor Ltd.	200	3
* ChannelAdvisor Corp.	300	3
* Amkor Technology Inc.	200	3
* Impinj Inc.	100	3
* Celestica Inc.	300	2
* SailPoint Technologies Holding Inc.	100	2
Cohu Inc.	100	2
* Cerence Inc.	100	2
* Slack Technologies Inc. Class A	100	2
* Digital Turbine Inc.	300	2
* Zix Corp.	300	2
* CalAmp Corp.	200	2
Benchmark Electronics Inc.	55	2
* Telaria Inc.	200	2
* Arlo Technologies Inc.	400	2
* Harmonic Inc.	200	2
* A10 Networks Inc.	226	2
* MobileIron Inc.	300	1
Daktronics Inc.	239	1
* Net 1 UEPS Technologies Inc.	372	1
* Benefitfocus Inc.	62	1

* MoneyGram International Inc.	400	1
* Telenav Inc.	100	—
* Axcelis Technologies Inc.	10	—
* Ideanomics Inc.	100	—
* EMCORE Corp.	20	—
		2,791,734
Materials (2.1%)
Vulcan Materials Co.	298,186	42,936
CF Industries Holdings Inc.	692,554	33,063
Linde plc	147,689	31,443
Sealed Air Corp.	723,226	28,806
DuPont de Nemours Inc.	400,531	25,714
Ball Corp.	339,664	21,966
Dow Inc.	282,818	15,479
Sherwin-Williams Co.	14,386	8,395
Martin Marietta Materials Inc.	27,003	7,551
FMC Corp.	57,480	5,738
Eastman Chemical Co.	62,800	4,978
Steel Dynamics Inc.	90,400	3,077
Mosaic Co.	134,000	2,900
Ashland Global Holdings Inc.	37,500	2,870
LyondellBasell Industries NV Class A	29,340	2,772
PPG Industries Inc.	15,660	2,090
Huntsman Corp.	82,000	1,981
Corteva Inc.	64,578	1,909
Air Products & Chemicals Inc.	6,810	1,600
WR Grace & Co.	20,548	1,435
Louisiana-Pacific Corp.	37,800	1,122
Amcor plc	95,900	1,040
* Alcoa Corp.	31,200	671
Valvoline Inc.	30,006	642
Methanex Corp.	13,700	529
Ecolab Inc.	2,650	511
Graphic Packaging Holding Co.	25,900	431
Agnico Eagle Mines Ltd.	6,147	379
Commercial Metals Co.	14,300	318
* Berry Global Group Inc.	6,100	290
Warrior Met Coal Inc.	10,800	228
* AdvanSix Inc.	8,899	178
O-I Glass Inc.	11,200	134
Trinseo SA	2,800	104
* Pretium Resources Inc.	9,000	100
Materion Corp.	1,300	77
Olin Corp.	3,700	64
Myers Industries Inc.	3,071	51
* Resolute Forest Products Inc.	11,464	48
* Flotek Industries Inc.	23,024	46
Osisko Gold Royalties Ltd.	4,700	46
* Axalta Coating Systems Ltd.	1,451	44
Silgan Holdings Inc.	1,200	37
Mercer International Inc.	2,704	33
PolyOne Corp.	900	33
Advanced Emissions Solutions Inc.	2,892	30
* Novagold Resources Inc.	3,200	29
Orion Engineered Carbons SA	1,303	25
* Constellium SE Class A	1,500	20
* Forterra Inc.	1,700	20

	Hecla Mining Co.	5,300	18
	Wheaton Precious Metals Corp.	514	15
	Reliance Steel & Aluminum Co.	100	12
*	Coeur Mining Inc.	1,300	11
	Minerals Technologies Inc.	100	6
	Newmont Goldcorp Corp.	100	4
	Westrock Co.	100	4
	Avery Dennison Corp.	30	4
*	Verso Corp.	199	4
	Israel Chemicals Ltd.	727	4
*	Seabridge Gold Inc.	200	3
	SunCoke Energy Inc.	400	3
*	First Majestic Silver Corp.	200	2
*	Ryerson Holding Corp.	201	2
*	Allegheny Technologies Inc.	100	2
*	Ferroglobe plc	1,600	2
*	Intrepid Potash Inc.	500	1
	Freeport-McMoRan Inc.	100	1
	Celanese Corp. Class A	10	1
*	OMNOVA Solutions Inc.	100	1
*	AK Steel Holding Corp.	300	1
	Nexa Resources SA	116	1
	Chemours Co.	44	1
*	Amyris Inc.	200	1
*,§ Ferroglobe R&W Trust		48,731	—
			254,087
Other (0.2%)
	SPDR S&P 500 ETF Trust	63,800	20,535
*,§ Biosante Pharmaceutical Inc. CVR		4,189	—
			20,535
Real Estate (2.5%)
	American Tower Corp.	123,255	28,327
	Regency Centers Corp.	424,488	26,781
	Simon Property Group Inc.	175,956	26,210
	Crown Castle International Corp.	182,929	26,003
	Mid-America Apartment Communities Inc.	155,289	20,476
	Essex Property Trust Inc.	67,516	20,313
	Boston Properties Inc.	108,885	15,011
	Weyerhaeuser Co.	453,493	13,696
	Kimco Realty Corp.	588,331	12,184
*	CBRE Group Inc. Class A	198,045	12,138
	AvalonBay Communities Inc.	57,180	11,991
	Public Storage	52,887	11,263
	Healthpeak Properties Inc.	317,775	10,954
	Equinix Inc.	15,930	9,298
	SBA Communications Corp. Class A	36,029	8,683
	Iron Mountain Inc.	270,342	8,616
	Vornado Realty Trust	129,238	8,594
	Apartment Investment & Management Co.	157,800	8,150
^	Macerich Co.	165,660	4,460
	UDR Inc.	68,030	3,177
	Extra Space Storage Inc.	28,128	2,971
	Equity Residential	36,700	2,970
	Duke Realty Corp.	61,700	2,139
	Host Hotels & Resorts Inc.	108,000	2,003
	VICI Properties Inc.	62,800	1,605

SL Green Realty Corp.	17,138	1,575
Realty Income Corp.	10,700	788
CoreCivic Inc.	35,200	612
American Campus Communities Inc.	11,400	536
Uniti Group Inc.	56,500	464
Prologis Inc.	4,700	419
* Cushman & Wakefield plc	14,200	290
Federal Realty Investment Trust	2,200	283
Realogy Holdings Corp.	27,500	266
Equity Commonwealth	6,000	197
MGM Growth Properties LLC Class A	5,200	161
Equity LifeStyle Properties Inc.	1,829	129
Essential Properties Realty Trust Inc.	3,600	89
Corporate Office Properties Trust	3,000	88
Sunstone Hotel Investors Inc.	4,800	67
Brandywine Realty Trust	3,700	58
Acadia Realty Trust	1,700	44
Retail Value Inc.	934	34
Alexander & Baldwin Inc.	1,300	27
CorePoint Lodging Inc.	2,100	22
RMR Group Inc. Class A	400	18
RLJ Lodging Trust	1,000	18
Sun Communities Inc.	100	15
Urban Edge Properties	680	13
* Howard Hughes Corp.	100	13
Digital Realty Trust Inc.	102	12
Colony Capital Inc.	2,400	11
Life Storage Inc.	100	11
Camden Property Trust	100	11
Paramount Group Inc.	700	10
Agree Realty Corp.	100	7
Liberty Property Trust	100	6
QTS Realty Trust Inc. Class A	100	5
Highwoods Properties Inc.	100	5
American Assets Trust Inc.	100	5
Rexford Industrial Realty Inc.	100	5
Douglas Emmett Inc.	100	4
Americold Realty Trust	100	4
GEO Group Inc.	200	3
CubeSmart	100	3
Weingarten Realty Investors	100	3
Healthcare Trust of America Inc. Class A	100	3
Invitation Homes Inc.	100	3
Newmark Group Inc. Class A	200	3
American Finance Trust Inc.	200	3
Easterly Government Properties Inc.	100	2
Brixmor Property Group Inc.	100	2
Cedar Realty Trust Inc.	700	2
CareTrust REIT Inc.	100	2
* St. Joe Co.	100	2
UMH Properties Inc.	100	2
Monmouth Real Estate Investment Corp.	100	2
Empire State Realty Trust Inc.	100	1
Retail Properties of America Inc.	100	1
Senior Housing Properties Trust	100	1
STORE Capital Corp.	20	1

	Park Hotels & Resorts Inc.			17	—
					304,374
Utilities (2.5%)
	NRG Energy Inc.			2,034,527	80,872
	Exelon Corp.			732,062	33,375
	Southern Co.			505,985	32,231
	AES Corp.			1,282,334	25,518
	Sempra Energy			153,360	23,231
	American Electric Power Co. Inc.			202,800	19,167
	FirstEnergy Corp.			302,360	14,695
	Consolidated Edison Inc.			153,000	13,842
	Duke Energy Corp.			132,100	12,049
	NextEra Energy Inc.			43,280	10,481
	Pinnacle West Capital Corp.			106,081	9,540
	Public Service Enterprise Group Inc.			91,800	5,421
	Dominion Energy Inc.			57,053	4,725
	PPL Corp.			114,260	4,100
	NiSource Inc.			115,100	3,204
	Ameren Corp.			33,700	2,588
	Alliant Energy Corp.			42,100	2,304
	Evergy Inc.			32,800	2,135
	Avangrid Inc.			32,000	1,637
	DTE Energy Co.			11,250	1,461
	Entergy Corp.			6,700	803
	IDACORP Inc.			6,300	673
	MDU Resources Group Inc.			18,100	538
*	Atlantic Power Corp.			99,700	232
	Black Hills Corp.			2,900	228
	Avista Corp.			3,500	168
	TerraForm Power Inc. Class A			7,100	109
	Atlantica Yield plc			3,600	95
	Fortis Inc.			1,000	41
	Portland General Electric Co.			542	30
	Spark Energy Inc. Class A			2,368	22
	Pattern Energy Group Inc. Class A			500	13
	Chesapeake Utilities Corp.			100	10
	MGE Energy Inc.			100	8
	El Paso Electric Co.			100	7
	Xcel Energy Inc.			100	6
	National Fuel Gas Co.			100	5
	UGI Corp.			100	4
	Hawaiian Electric Industries Inc.			23	1
					305,569
Total Common Stocks (Cost $8,631,511)					11,714,626
		Coupon		Shares
Temporary Cash Investments (2.7%)1
Money Market Fund (2.6%)
2,3 Vanguard Market Liquidity Fund		1.816%		3,142	314,210
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	1.513%-1.547%	1/30/20	700	699
4	United States Treasury Bill	1.566%-1.872%	2/20/20	9,600	9,580

4 United States Treasury Bill	1.527%	4/30/20	1,500	1,493
				11,772
Total Temporary Cash Investments (Cost $325,943)				325,982
Total Investments (100.1%) (Cost $8,957,454)				12,040,608
Other Assets and Liabilities-Net (-0.1%)3,4				(11,019)
Net Assets (100%)				12,029,589

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,072,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $9,444,000 was received for securities on loan.
4 Securities with a value of $8,617,000 and cash of $3,776,000 have been segregated as initial margin for recently closed future contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

		Number of		Value and
		Long)		Unrealized
		(Short	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	1,839	297,099	4,236

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures

Growth and Income Fund

contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,714,626	—	—
Temporary Cash Investments	314,210	11,772	—
Futures Contracts—Assets[1]	740	—	—
Futures Contracts—Liabilities[1]	(18)	—	—
Total	12,029,558	11,772	—
1 Represents variation margin on the last day of the reporting period.